Share-Based Compensation (Tables)	9 Months Ended
Sep. 30, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Stock Options Valuation Assumptions
The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted by the Company during the nine months ended September 30, 2019 were as follows:

September 30,
2019
Expected option life (years)	5.27 - 6.08 years
Risk-free interest rate	1.39% to 2.66%
Expected volatility	72.30% to 76.2%
Expected dividend yield	—%

Stock Option Rollforward
The table below summarizes activity for the nine months ended September 30, 2019:

	Number of Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2018	3,711,274	$19.25	9.47	$51,464
Granted	571,800	$24.21	—	—
Exercised	(7,141)	$1.94	—	—
Canceled or forfeited	(44,834)	$20.11	—	—
Outstanding as of September 30, 2019	4,231,099	$20.09	8.84	$9,856
Exercisable as of September 30, 2019	902,380	$10.03	8.34	$4,944
Vested and expected to vest as of September 30, 2019	4,231,099	$20.09	8.84	$9,856

Schedule of Nonvested Share Activity
A summary of the changes in the Company’s restricted ordinary shares during the nine months ended September 30, 2019 is as follows:

	Number of restricted shares	Weighted average grant date fair value
Unvested and outstanding at December 31, 2018	708,834	$4.10
Granted	—	—
Vested	(295,657)	4.30
Canceled or forfeited	(380)	4.40
Unvested and outstanding at September 30, 2019	412,797	$4.25

Schedule Share Based Compensation Expense
Share-based compensation expense recorded as research and development and general and administrative expenses is as follows (in thousands):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2019	2018	2019	2018
Research and development	$4,673	$725	$13,817	$2,769
General and administrative	2,906	1,467	9,993	3,136
Capitalized to fixed assets	130	—	130	—
Total share-based compensation	$7,709	$2,192	$23,940	$5,905